UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April, 30 2011


Robert Brody
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund
April 30, 2011
(unaudited)

                                             			Market
Common Stocks 99.76%				Shares          Value


Computer & Peripherals	13.17%

Hewlett	                                        16,550 	        $668,124
Cisco 	                                        36,480 	         640,589
EMC corp. *	                                32,320 	         915,949
		                                ------------------------
                                                               2,224,662

Drug	9.47%

Cephalon Inc.*	                                10,770 	         827,136
Parexel Intl Corp. *	                        10,340 	         287,038
Medicines Company *	                        15,910 	         249,787
Bristo Myers	                                 8,350 	         234,635
		                                ------------------------
                                                               1,598,596

Diversified Co.	9.24%

General Electric Co 	                        38,150 	         780,167
Chemed Corp.	                                11,220	         781,249
		                                ------------------------
                                                               1,561,416

Machinery	8.90%

Middleby Corp *	                                 8,210 	         736,191
Flowserve Corp.	                                 6,060 	         767,317
		                                ------------------------
                                                               1,503,508

Insurance Industry	5.40%

AXA ADS.	                                40,710 	         912,718
		                                ------------------------
                                                                 912,718

Computer Software & Svcs	5.20%

Fair, Isaac Corp.	                        29,420 	         879,070
		                                ------------------------
                                                                 879,070

Entertainment	5.16%

Time Warner, Inc.	                        23,000 	         870,780
		                                ------------------------
                                                                 870,780


Semiconductor Cap. Equip.	5.15%

Teradyne Inc. *	                                54,050 	         870,205
		                                ------------------------
                                                                 870,205

Phamacy Services	5.08%

Walgreen Co.	                                20,070 	         857,390
		                                ------------------------
                                                                 857,390

Railroad	5.05%

Kansas City Southern *	                        14,670 	         852,474
		                                ------------------------
                                                                 852,474

Cable TV	4.98%

Time Warner Cable 	                        10,760 	         840,679
		                                ------------------------
                                                                 840,679

Beverage	4.75%

Cott Corp.  *	                                90,000 	         802,800
		                                ------------------------
                                                                 802,800

Semiconductor	4.54%

Intel Corp.	                                33,090 	         767,357
		                                ------------------------
                                                                 767,357

Biotechnology	4.44%

Amgen Inc.*	                                13,180 	         749,283
		                                ------------------------
                                                                 749,283

Wireless Networking Industry	4.04%

Network Appliance *	                        13,120 	         681,978
		                                ------------------------
                                                                 681,978

Oilfield Svcs/Equip.	3.71%

RPC Inc.	                                13,280 	         359,224
Compete Prod Svcs *	                         7,880 	         267,447
		                                ------------------------
                                                                 626,671

Medical Supplies	1.48%

Hill Rom Hidgs	                                 5,560 	         250,255
		                                ------------------------
                                                                 250,255


		                                -------------------------
Total Value Common Stocks (cost $ 14,827,532)	99.76%	      $16,849,842


Cash and Receivable, less liabilities	         0.24%	           40,108
		                                -------------------------

Total Net Assets	                        100.00%       $16,889,950

                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities          2,155,643
Gross Unrealized depreciation on Investment securities	         (133,333)
                                                          ---------------
Net  Unrealized appreciation on Investment securities	        2,022,310
Cost of investment securities for federal income tax
purposes		                                       14,827,532


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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	May 11, 2011

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	May 11, 2011